Fixed Assets (Details) - ILS (₪)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	₪ 1,317,230
Accumulated Depreciation	1,313,835
Depreciated Cost	3,395	₪ 200,733
R&D expenses
Property, Plant and Equipment [Line Items]
Cost	1,290,061
Accumulated Depreciation	1,289,724
Depreciated Cost	337	148,931
Computers
Property, Plant and Equipment [Line Items]
Cost	27,169
Accumulated Depreciation	24,111
Depreciated Cost	₪ 3,058	₪ 51,802